May 01, 2017

VOYA VARIABLE PRODUCTS TRUST

Voya MidCap Opportunities Portfolio

(“Portfolio”)

Supplement dated July 21, 2017

to the Portfolio’s Adviser Class, Institutional Class, Service Class, and

Service 2 Class shares Prospectus and the Portfolio’s Class R6 shares Prospectus each dated May 1, 2017

(each a “Prospectus” and collectively “Prospectuses”)

On July 13, 2017, the Portfolio’s Board of Trustees (“Board”) approved a revision to the Portfolio’s principal investment strategies to allow the Portfolio to invest in real estate-related securities including real estate investment trusts (“REITs”). Effective August 1, 2017, the Portfolio’s Prospectuses are revised as follows:

1.	The following sentence is added to the third paragraph of the section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses:

The Portfolio may invest in real estate-related securities including real estate investment trusts.

2.	The section entitled “Principal Risks” of the Portfolio’s Prospectuses is revised to include the following:

Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.